AB Tax-Managed All Market Income Portfolio

Portfolio of Investments

November 30, 2022 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 61.2%
Long-Term Municipal Bonds – 60.7%
Alabama – 0.5%
Black Belt Energy Gas District (Morgan Stanley) Series 2019-A 4.00%, 12/01/2049	$265	$263,961
Lower Alabama Gas District (The) (Goldman Sachs Group, Inc. (The)) Series 2016-A 5.00%, 09/01/2046	100	102,982

		366,943

Arizona – 0.8%
Arizona Industrial Development Authority (Arizona Industrial Development Authority) Series 2019-2, Class A 3.625%, 05/20/2033	137	131,965
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(a)	100	70,000
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group (The)) Series 2017 5.00%, 11/15/2040	235	205,630
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.125%, 10/01/2047(a)	110	96,973

		504,568

California – 2.8%
ARC70 II TRUST Series 2021 4.00%, 12/01/2059	100	83,274
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(a)	150	121,886
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(a)	100	65,128
California Community Housing Agency (California Community Housing Agency Twin Creek Apartments) Series 2022 Zero Coupon, 08/01/2065(a)	1,000	52,674
California Housing Finance Agency Series 2021-3, Class A 3.25%, 08/20/2036	98	85,049

	Principal Amount (000)	U.S. $ Value

California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2054(a)	$250	$229,642
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.25%, 07/01/2052(a)	100	85,515
CMFA Special Finance Agency Series 2022-A 4.00%, 08/01/2058(a)	100	76,660
CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(a)	100	64,617
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(a)	100	81,152
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.25%, 05/01/2057(a)	100	67,710
4.00%, 05/01/2057(a)	100	66,887
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(a)	100	73,212
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Crescent) Series 2022 4.30%, 07/01/2059(a)	100	80,121
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 4.00%, 07/01/2058(a)	100	65,781
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 4.00%, 05/01/2057(a)	100	69,277
Golden State Tobacco Securitization Corp. Series 2021-B Zero Coupon, 06/01/2066	730	78,261
Hastings Campus Housing Finance Authority Series 2020-A 5.00%, 07/01/2061(a)	150	122,969

	Principal Amount (000)	U.S. $ Value

River Islands Public Financing Authority (River Islands Public Financing Authority Community Facilities District No 2003-1) Series 2022 5.75%, 09/01/2052	$100	$96,601
San Francisco City & County Airport Comm (San Francisco Intl Airport) Series 2017D 5.00%, 05/01/2025	220	228,143

		1,894,559

Colorado – 1.2%
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2018-A 5.00%, 12/01/2028	545	587,097
Colorado Health Facilities Authority (Aberdeen Ridge, Inc. Obligated Group) Series 2021-A 5.00%, 05/15/2049	100	80,000
Colorado Health Facilities Authority (Frasier Meadows Manor, Inc. Obligated Group) Series 2023-2 4.00%, 05/15/2041(b)	100	79,410
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) Series 2021 5.375%, 01/01/2041(a)	100	74,586

		821,093

Connecticut – 1.7%
State of Connecticut Special Tax Revenue Series 2012-A 5.00%, 01/01/2027	1,135	1,137,334

District of Columbia – 0.2%
District of Columbia Tobacco Settlement Financing Corp. Series 2006 Zero Coupon, 06/15/2055	1,625	136,426

Florida – 5.9%
Alachua County Health Facilities Authority (Oak Hammock at the University of Florida Obligated Group) Series 2022 4.00%, 10/01/2040	100	85,221
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group) Series 2015 6.00%, 07/01/2050(a)	270	243,858
Capital Projects Finance Authority/FL (CAPFA Capital Corp. 2000F) Series 2020-A 5.00%, 10/01/2034	500	499,050

	Principal Amount (000)	U.S. $ Value

Capital Trust Agency, Inc. (Aviva Senior Life) Series 2017 5.00%, 07/01/2046(a)	$240	$188,879
Capital Trust Agency, Inc. (Educational Growth Fund LLC) Series 2021 5.00%, 07/01/2056(a)	100	88,626
County of Broward FL Airport System Revenue Series 2019-A 5.00%, 10/01/2036	500	525,292
County of Miami-Dade FL Aviation Revenue Series 2014-B 5.00%, 10/01/2025	665	691,397
Florida Development Finance Corp. (Brightline Trains Florida LLC) Series 2022 2.90%, 12/01/2056 (Pre-refunded/ETM)	560	557,695
Florida Higher Educational Facilities Financial Authority (Ringling College of Art and Design, Inc.) Series 2019 5.00%, 03/01/2049	315	314,501
North Broward Hospital District Series 2017-B 5.00%, 01/01/2037	115	117,358
5.00%, 01/01/2048	310	309,723
Palm Beach County Health Facilities Authority (Jupiter Medical Center Obligated Group) Series 2022 5.00%, 11/01/2038	280	287,247
Village Community Development District No. 13 Series 2021 1.80%, 05/01/2026	100	90,420

		3,999,267

Georgia – 2.5%
Augusta Development Authority (AU Health System Obligated Group) Series 2018 5.00%, 07/01/2030	150	146,934
City of Atlanta GA Department of Aviation Series 2014-A 5.00%, 01/01/2028	625	638,894
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2022-B 5.00%, 12/01/2052	345	355,889
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2018-C 4.00%, 08/01/2048	450	451,633
State of Georgia Series 2021-A 4.00%, 07/01/2038	100	103,900

		1,697,250

	Principal Amount (000)	U.S. $ Value

Guam – 0.3%
Guam Power Authority Series 2022-A 5.00%, 10/01/2043	$200	$203,675

Illinois – 7.0%
Chicago Board of Education Series 2012-A 5.00%, 12/01/2042	525	500,527
Series 2016-A 7.00%, 12/01/2044	100	106,199
Series 2017-B 6.75%, 12/01/2030(a)	135	149,235
7.00%, 12/01/2042(a)	100	109,264
Chicago O’Hare International Airport (TrIPs Obligated Group) Series 2018 5.00%, 07/01/2033	105	107,949
Illinois Finance Authority (Ascension Health Credit Group) Series 2016-C 5.00%, 02/15/2041	415	426,797
Illinois Finance Authority (CHF-Chicago LLC) Series 2017-A 5.00%, 02/15/2047	210	188,779
Illinois Finance Authority (Rosalind Franklin University of Medicine & Science) Series 2017-C 5.00%, 08/01/2049	425	429,718
Illinois Finance Authority (Acero Charter Schools, Inc. Obligated Group) Series 2021 4.00%, 10/01/2042(a)	100	78,956
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060	448	322,495
Illinois Finance Authority (Bradley University) Series 2021-A 4.00%, 08/01/2046	250	212,503
Metropolitan Pier & Exposition Authority Series 2012 Zero Coupon, 12/15/2041	350	133,134
Zero Coupon, 12/15/2050	325	73,268
Series 2017-B Zero Coupon, 12/15/2054	150	26,912
Railsplitter Tobacco Settlement Authority Series 2017 5.00%, 06/01/2023	365	369,111
State of Illinois Series 2016 5.00%, 02/01/2028	340	352,633
Series 2017-D 5.00%, 11/01/2024	230	236,053
5.00%, 11/01/2028	250	260,684

	Principal Amount (000)	U.S. $ Value

Series 2021-B 4.00%, 12/01/2039	$430	$389,627
Series 2022-A 5.50%, 03/01/2042	220	231,806

		4,705,650

Indiana – 0.4%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(a)	185	139,157
Indiana Finance Authority (Greencroft Goshen Obligated Group) Series 2021 4.00%, 11/15/2043	100	76,520
Series 2023-2 4.00%, 11/15/2037(b)	100	78,175

		293,852

Iowa – 0.6%
Iowa Finance Authority (Iowa Fertilizer Co. LLC) Series 2022 5.00%, 12/01/2050	300	288,984
Iowa Finance Authority (Lifespace Communities, Inc. Obligated Group) Series 2018-A 5.00%, 05/15/2043	100	87,030

		376,014

Kansas – 0.3%
Wyandotte County-Kansas City Unified Government (Wyandotte County-Kansas City Unified Government Sales Tax) Series 2018 4.50%, 06/01/2040	245	218,834

Kentucky – 1.4%
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.00%, 06/01/2037	315	322,989
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017-B 5.00%, 08/15/2037	410	425,743
Kentucky Public Energy Authority (Morgan Stanley) Series 2019-C 4.00%, 02/01/2050	220	216,415

		965,147

Louisiana – 0.7%
City of New Orleans LA Series 2021-A 5.00%, 12/01/2035	440	478,752

	Principal Amount (000)	U.S. $ Value

Maryland – 0.6%
City of Baltimore MD (East Baltimore Research Park Project) Series 2017-A 5.00%, 09/01/2038	$100	$99,848
Maryland Economic Development Corp. (Purple Line Transit Partners LLC) Series 2022 5.25%, 06/30/2055	300	309,663

		409,511

Massachusetts – 0.9%
Massachusetts Development Finance Agency (Northeastern University) Series 2022 5.00%, 10/01/2038	520	573,892

Michigan – 2.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036	15	15,284
5.00%, 04/01/2037	50	50,761
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate) Series 2017-A 5.00%, 11/01/2047	325	266,253
Michigan Finance Authority (Great Lakes Water Authority Water Supply System) AGM Series 2014-D2 5.00%, 07/01/2028	500	516,791
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-B Zero Coupon, 06/01/2065	155	13,097
Michigan State Hospital Finance Authority (Trinity Health Corp.) Series 2017-C 5.00%, 12/01/2023	445	455,326
Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp./MI) Series 2008-C Zero Coupon, 06/01/2058	1,600	71,599

		1,389,111

Minnesota – 0.7%
Minneapolis-St Paul Metropolitan Airports Commission Series 2022-B 4.25%, 01/01/2041	230	217,946
State of Minnesota Series 2021-A 4.00%, 09/01/2039	255	263,505

		481,451

	Principal Amount (000)	U.S. $ Value

Missouri – 1.0%
Cape Girardeau County Industrial Development Authority (SoutheastHEALTH Obligated Group) Series 2017-A 5.00%, 03/01/2036	$450	$459,275
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2016-A 5.00%, 08/15/2046	245	210,337

		669,612

Nevada – 0.3%
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(a)	100	88,561
State of Nevada Department of Business & Industry (Fulcrum Sierra Biofuels LLC) Series 2018 6.95%, 02/15/2038(a)	100	89,073

		177,634

New Jersey – 4.7%
New Jersey Economic Development Authority (North Star Academy Charter School of Newark, Inc.) Series 2017 5.00%, 07/15/2047	415	417,385
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2047	415	406,303
New Jersey Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group) Series 2019 5.00%, 07/01/2042	375	392,977
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2019 5.00%, 06/15/2038	250	259,478
New Jersey Turnpike Authority Series 2014-A 5.00%, 01/01/2029	675	697,264
Series 2021-A 4.00%, 01/01/2042	500	493,993
Tobacco Settlement Financing Corp./NJ Series 2018-B 5.00%, 06/01/2046	515	497,732

		3,165,132

	Principal Amount (000)		U.S. $ Value

New York – 3.2%
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2056(a)	$	100	$86,661
County of Nassau NY Series 2017-C 5.00%, 10/01/2026		225	242,607
Series 2022-A 4.00%, 04/01/2042		190	181,966
Metropolitan Transportation Authority Series 2016-D 5.00%, 11/15/2030		245	250,649
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018-S 5.00%, 07/15/2032		195	214,493
New York Counties Tobacco Trust V Series 2005 Zero Coupon, 06/01/2050		550	72,084
New York Liberty Development Corp. (Goldman Sachs Headquarters LLC) Series 2005 5.25%, 10/01/2035		200	219,512
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2020-N 5.00%, 01/01/2039		295	316,930
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.00%, 07/01/2041		460	460,932
Westchester County Local Development Corp. (Purchase Senior Learning Community Obligated Group) Series 2021 2.875%, 07/01/2026(a)		100	96,361

			2,142,195

North Carolina – 0.3%
North Carolina Turnpike Authority Series 2020 5.00%, 02/01/2024		175	179,121

Ohio – 3.3%
Buckeye Tobacco Settlement Financing Authority Series 2020-B Zero Coupon, 06/01/2057		395	46,173
5.00%, 06/01/2055		985	902,483
County of Allen OH Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.) Series 2017-A 5.00%, 08/01/2028		315	343,613

	Principal Amount (000)		U.S. $ Value

County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042	$	560	$567,169
County of Miami OH (Kettering Health Network Obligated Group) Series 2019 5.00%, 08/01/2033		195	207,309
County of Washington OH (Marietta Area Health Care, Inc. Obligated Group) Series 2022 6.75%, 12/01/2052		100	98,665
Port of Greater Cincinnati Development Authority Series 2021 4.375%, 06/15/2056		100	91,973

			2,257,385

Oklahoma – 0.1%
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2022-A 5.50%, 08/15/2044		100	94,199

Oregon – 0.1%
Yamhill County Hospital Authority (Friendsview Manor Obligated Group) Series 2021-B 1.75%, 11/15/2026		65	59,903

Pennsylvania – 2.1%
Allentown Neighborhood Improvement Zone Development Authority Series 2017 5.00%, 05/01/2042(a)		220	199,047
Berks County Industrial Development Authority (Tower Health Obligated Group) Series 2017 5.00%, 11/01/2047		100	67,753
Commonwealth of Pennsylvania Series 2016 5.00%, 09/15/2023		600	611,761
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016-A 6.00%, 06/01/2051		215	217,497
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2034		220	222,934
Philadelphia Authority for Industrial Development (Philadelphia Performing Arts Charter School) Series 2020 5.00%, 06/15/2040(a)		100	93,563

			1,412,555

	Principal Amount (000)		U.S. $ Value

Puerto Rico – 3.9%
Children’s Trust Fund Series 2008-A Zero Coupon, 05/15/2057	$	2,000	$132,176
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024		9	8,507
Zero Coupon, 07/01/2033		36	19,507
4.00%, 07/01/2033		28	24,077
4.00%, 07/01/2035		25	21,174
4.00%, 07/01/2037		21	17,804
4.00%, 07/01/2041		29	23,266
4.00%, 07/01/2046		30	23,241
5.25%, 07/01/2023		15	15,534
5.375%, 07/01/2025		31	31,273
5.625%, 07/01/2027		31	31,275
5.625%, 07/01/2029		30	30,778
5.75%, 07/01/2031		29	29,946
Series 2022-A 5.068%, 11/01/2051		155	69,169
Series 2022-C 0.01%, 11/01/2043		317	144,344
GDB Debt Recovery Authority of Puerto Rico Series 2018 7.50%, 08/20/2040		71	59,192
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2008-A 6.125%, 07/01/2024		10	10,198
Puerto Rico Electric Power Authority Series 2007-T 5.00%, 07/01/2032(c) (d)		65	47,938
5.00%, 07/01/2037(c) (d)		110	81,125
Series 2008-W 5.00%, 07/01/2028(c) (d)		90	66,375
5.50%, 07/01/2038(c) (d)		100	74,375
Series 2008-WW 5.375%, 07/01/2024(c) (d)		45	33,356
Series 2010-A 5.25%, 07/01/2030(c) (d)		55	40,700
Series 2010-C 5.00%, 07/01/2024(c) (d)		25	18,438
5.25%, 07/01/2028(c) (d)		65	48,100
Series 2010-DDD 5.00%, 07/01/2021(c) (e)		15	11,025
Series 2010-X 5.25%, 07/01/2040(c) (d)		70	51,800
Series 2010-ZZ 5.25%, 07/01/2024(c) (d)		25	18,500
Series 2012-A 5.00%, 07/01/2029(c) (d)		40	29,500
AGM Series 2007-V 5.25%, 07/01/2031		245	244,879

	Principal Amount (000)		U.S. $ Value

Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	$	205	$212,353
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2024		2	1,857
Zero Coupon, 07/01/2027		6	4,828
Zero Coupon, 07/01/2029		6	4,358
Zero Coupon, 07/01/2046		419	105,075
Series 2019-A 4.329%, 07/01/2040		100	90,342
5.00%, 07/01/2058		772	730,552

			2,606,937

Tennessee – 0.8%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.125%, 12/01/2042(a)		280	256,354
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(a) (c) (d)		100	37,600
Metropolitan Government Nashville & Davidson County Industrial Development Board (South Nashville Central Business Improvement District) Series 2021 4.00%, 06/01/2051(a)		100	77,599
Tennessee Housing Development Agency Series 2017 4.00%, 07/01/2048		135	135,107

			506,660

Texas – 4.4%
Baytown Municipal Development District (Baytown Municipal Development District Hotel Occupancy Tax) Series 2021 4.00%, 10/01/2050		100	79,895
Brazoria County Industrial Development Corp. (Aleon Renewable Metals LLC) Series 2022 10.00%, 06/01/2042(a)		100	97,657
Decatur Hospital Authority Series 2021 4.00%, 09/01/2044		250	207,776
Harris County-Houston Sports Authority AGM Series 2014-A 5.00%, 11/15/2025		615	638,361
Hidalgo County Regional Mobility Authority Series 2022-A Zero Coupon, 12/01/2051		400	85,077

	Principal Amount (000)		U.S. $ Value

Series 2022-B Zero Coupon, 12/01/2055	$	100	$13,166
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2044		500	507,170
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village) Series 2017 5.00%, 01/01/2037		325	311,661
New Hope Cultural Education Facilities Finance Corp. (BSPV - Plano LLC) Series 2019 7.25%, 12/01/2053(c) (d)		35	31,500
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project) Series 2014-A1 5.00%, 10/01/2044		300	300,395
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054		180	126,423
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC) Series 2019 5.00%, 06/30/2058		230	227,350
Uptown Development Authority Series 2017-A 5.00%, 09/01/2040		325	326,847

			2,953,278

Utah – 0.4%
City of Salt Lake City UT Airport Revenue Series 2018-A 5.00%, 07/01/2048		255	257,759

Vermont – 0.4%
Vermont Economic Development Authority (Casella Waste Systems, Inc.) Series 2018 4.625%, 04/01/2036(a)		100	96,801
Vermont Economic Development Authority (Wake Robin Corp.) Series 2017-A 5.00%, 05/01/2047		235	205,342

			302,143

Virginia – 1.1%
Richmond Redevelopment & Housing Authority (American Tobacco Holdings LLC) Series 2017 5.55%, 01/01/2037(a)		220	197,896

	Principal Amount (000)		U.S. $ Value

Tobacco Settlement Financing Corp./VA Series 2007-B1 5.00%, 06/01/2047	$	410	$382,072

Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake LLC) Series 2022 6.50%, 06/01/2029(a)		100	95,769
8.50%, 06/01/2042(a)		100	92,607

			768,344

Washington – 1.1%
Kalispel Tribe of Indians Series 2018-B 5.25%, 01/01/2038(a)		155	162,354
King County Public Hospital District No. 1 Series 2018 5.00%, 12/01/2031		265	289,996
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2016 5.00%, 01/01/2046(a)		315	256,960

			709,310

Wisconsin – 2.9%
City of Milwaukee WI AGM Series 2022-N 5.00%, 04/01/2032		670	771,326
Wisconsin Health & Educational Facilities Authority (Oakwood Lutheran Senior Ministries Obligated Group) Series 2021 4.00%, 01/01/2047		100	74,485
Wisconsin Public Finance Authority Series 2022 6.00%, 02/01/2062(a)		150	141,292
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group) Series 2016 5.125%, 06/01/2048(a)		160	145,515
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-A 5.00%, 01/01/2024		265	267,068
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2052		100	92,558
Wisconsin Public Finance Authority (Gannon University) Series 2017 5.00%, 05/01/2042		100	99,147
5.00%, 05/01/2047		310	300,706

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056(a)	$ 100	$63,483

		1,955,580

Total Long-Term Municipal Bonds (cost $44,042,803)		40,871,076

Short-Term Municipal Notes – 0.5%
Iowa – 0.5%
Iowa Finance Authority (Iowa Health System Obligated Group) Series 2018 0.92%, 07/01/2041(f) (cost $350,000)	350	350,000

Total Municipal Obligations (cost $44,392,803)		41,221,076

	Shares

COMMON STOCKS – 31.8%
Information Technology – 7.7%
Communications Equipment – 0.2%
Juniper Networks, Inc.	3,372	112,085

IT Services – 1.9%
Amdocs Ltd.	102	9,064
Automatic Data Processing, Inc.	667	176,181
Capgemini SE	449	81,178
Fidelity National Information Services, Inc.	1,013	73,524
FleetCor Technologies, Inc.(c)	65	12,753
Gartner, Inc.(c)	189	66,220
Genpact Ltd.	1,580	72,854
International Business Machines Corp.	978	145,624
Mastercard, Inc. - Class A	730	260,172
Otsuka Corp.	1,400	47,121
Paychex, Inc.	932	115,596
VeriSign, Inc.(c)	413	82,521
Visa, Inc. - Class A	532	115,444

		1,258,252

Semiconductors & Semiconductor Equipment – 0.9%
Broadcom, Inc.	304	167,513
Enphase Energy, Inc.(c)	467	149,716
KLA Corp.	389	152,935
Micron Technology, Inc.	1,678	96,737
QUALCOMM, Inc.	130	16,444
Texas Instruments, Inc.	174	31,400

		614,745

Software – 3.3%
Adobe, Inc.(c)	157	54,154
Autodesk, Inc.(c)	593	119,756
Bentley Systems, Inc. - Class B	1,449	57,395

Company	Shares	U.S. $ Value

Cadence Design Systems, Inc.(c)	761	$130,922
Constellation Software, Inc./Canada	64	103,175
Crowdstrike Holdings, Inc. - Class A(c)	252	29,648
Dropbox, Inc. - Class A(c)	5,351	126,069
Fair Isaac Corp.(c)	75	46,479
Fortinet, Inc.(c)	2,029	107,862
Microsoft Corp.	2,559	652,903
NortonLifeLock, Inc.	9,219	211,668
Oracle Corp.	1,663	138,079
Palo Alto Networks, Inc.(c)	661	112,304
Sage Group PLC (The)	3,827	37,120
ServiceNow, Inc.(c)	435	181,091
Synopsys, Inc.(c)	219	74,359
VMware, Inc. - Class A(c)	645	78,361

		2,261,345

Technology Hardware, Storage & Peripherals – 1.4%
Apple, Inc.	4,906	726,235
NetApp, Inc.	1,730	116,966
Ricoh Co., Ltd.	14,500	115,180

		958,381

		5,204,808

Health Care – 5.5%
Biotechnology – 0.8%
AbbVie, Inc.	1,611	259,661
Alnylam Pharmaceuticals, Inc.(c)	34	7,500
Amgen, Inc.	456	130,599
Genmab A/S(c)	15	6,951
Moderna, Inc.(c)	876	154,097

		558,808

Health Care Equipment & Supplies – 0.2%
Coloplast A/S - Class B	169	19,978
Hologic, Inc.(c)	1,299	98,932

		118,910

Health Care Providers & Services – 1.8%
AmerisourceBergen Corp.	807	137,747
Cardinal Health, Inc.	1,613	129,314
Centene Corp.(c)	2,315	201,521
CVS Health Corp.	1,514	154,246
Elevance Health, Inc.	96	51,160
Humana, Inc.	248	136,375
McKesson Corp.	259	98,855
Molina Healthcare, Inc.(c)	315	106,083
UnitedHealth Group, Inc.	323	176,927

		1,192,228

Life Sciences Tools & Services – 0.2%
Mettler-Toledo International, Inc.(c)	98	144,017
Sartorius Stedim Biotech	12	4,096
Thermo Fisher Scientific, Inc.	33	18,487

		166,600

Company	Shares	U.S. $ Value

Pharmaceuticals – 2.5%
Bayer AG (REG)	2,061	$119,614
Chugai Pharmaceutical Co., Ltd.	1,400	37,283
Eli Lilly & Co.	712	264,209
Johnson & Johnson	512	91,136
Merck & Co., Inc.	1,764	194,251
Novo Nordisk A/S - Class B	2,761	346,335
Pfizer, Inc.	3,686	184,779
Roche Holding AG (BR)	110	44,189
Roche Holding AG (Genusschein)	865	282,529
Takeda Pharmaceutical Co., Ltd.	3,900	114,673

		1,678,998

		3,715,544

Financials – 4.8%
Banks – 1.8%
Bank Leumi Le-Israel BM	9,311	85,354
CaixaBank SA	1,564	5,815
Citizens Financial Group, Inc.	1,626	68,910
Commerzbank AG(c)	14,275	119,569
DBS Group Holdings Ltd.	1,900	49,550
Fifth Third Bancorp	525	19,089
JPMorgan Chase & Co.	701	96,864
KBC Group NV	308	17,061
KeyCorp	3,954	74,375
Mitsubishi UFJ Financial Group, Inc.	10,600	57,807
NatWest Group PLC	30,446	96,828
Nordea Bank Abp	10,452	109,840
Oversea-Chinese Banking Corp., Ltd.	10,100	93,088
Resona Holdings, Inc.	2,400	11,550
Royal Bank of Canada	1,153	114,670
Societe Generale SA	5,045	126,978
Toronto-Dominion Bank (The)	1,006	66,957

		1,214,305

Capital Markets – 0.6%
Ameriprise Financial, Inc.	110	36,514
Carlyle Group, Inc. (The)	2,581	80,450
Goldman Sachs Group, Inc. (The)	348	134,380
Houlihan Lokey, Inc.	751	73,861
Partners Group Holding AG	16	15,942
Singapore Exchange Ltd.	5,800	38,822

		379,969

Insurance – 2.2%
Admiral Group PLC	710	17,358
Aon PLC - Class A	98	30,211
Aviva PLC	21,018	113,482
AXA SA	1,769	50,007
Fidelity National Financial, Inc.	2,817	113,694
Japan Post Holdings Co., Ltd.	16,100	126,194
Japan Post Insurance Co., Ltd.	7,000	116,415
Legal & General Group PLC	14,040	43,069
Lincoln National Corp.	1,131	44,041
Marsh & McLennan Cos., Inc.	451	78,104

Company	Shares	U.S. $ Value

Medibank Pvt Ltd.	47,993	$95,755
MetLife, Inc.	844	64,735
NN Group NV	4,028	172,143
Principal Financial Group, Inc.	695	62,328
Progressive Corp. (The)	544	71,890
Prudential Financial, Inc.	1,147	123,910
Sampo Oyj - Class A	1,821	92,221
Willis Towers Watson PLC	361	88,864

		1,504,421

Mortgage Real Estate Investment Trusts (REITs) – 0.2%
Annaly Capital Management, Inc.	6,333	137,236

		3,235,931

Energy – 2.3%
Oil, Gas & Consumable Fuels – 2.3%
Cenovus Energy, Inc.	2,483	49,378
ConocoPhillips	1,248	154,140
Coterra Energy, Inc.	728	20,318
Devon Energy Corp.	654	44,812
Eni SpA	9,868	147,132
EOG Resources, Inc.	949	134,692
Equinor ASA	7,400	284,980
Exxon Mobil Corp.	148	16,478
Inpex Corp.	1,000	11,020
Keyera Corp.	706	16,449
Marathon Petroleum Corp.	1,145	139,472
Repsol SA	5,420	83,686
Shell PLC	4,415	129,209
Suncor Energy, Inc.	1,872	61,553
Texas Pacific Land Corp.	26	67,406
Valero Energy Corp.	1,019	136,159
Woodside Energy Group Ltd.	2,321	58,616

		1,555,500

Communication Services – 2.0%
Diversified Telecommunication Services – 0.7%
BCE, Inc.	899	42,813
Comcast Corp. - Class A	2,079	76,174
Deutsche Telekom AG (REG)	1,694	34,461
HKT Trust & HKT Ltd.	47,000	57,308
Nippon Telegraph & Telephone Corp.	2,400	66,550
Orange SA	975	9,907
Spark New Zealand Ltd.	37,539	122,381
Telefonica SA	8,347	31,157
Telstra Group Ltd.	18,616	50,509

		491,260

Entertainment – 0.3%
Electronic Arts, Inc.	1,133	148,174
Ubisoft Entertainment SA(c)	609	16,941

		165,115

Interactive Media & Services – 0.8%
Alphabet, Inc. - Class A(c)	1,550	156,535
Alphabet, Inc. - Class C(c)	2,628	266,610

Company	Shares	U.S. $ Value

Auto Trader Group PLC(a)	8,005	$55,261
Kakaku.com, Inc.	1,400	25,164

		503,570

Media – 0.1%
Dentsu Group, Inc.	100	3,238
Omnicom Group, Inc.	297	23,689
Trade Desk, Inc. (The) - Class A(c)	804	41,920

		68,847

Wireless Telecommunication Services – 0.1%
SoftBank Corp.	8,077	87,875

		1,316,667

Industrials – 1.9%
Aerospace & Defense – 0.3%
BAE Systems PLC	11,971	118,557
Dassault Aviation SA	32	5,087
Huntington Ingalls Industries, Inc.	490	113,660

		237,304

Building Products – 0.2%
Assa Abloy AB - Class B	1,566	35,908
Owens Corning	1,298	115,314

		151,222

Construction & Engineering – 0.1%
AECOM	425	36,125

Machinery – 0.3%
Caterpillar, Inc.	34	8,038
Cummins, Inc.	332	83,385
Snap-on, Inc.	513	123,428

		214,851

Marine – 0.3%
AP Moller - Maersk A/S - Class A	49	104,030
AP Moller - Maersk A/S - Class B	3	6,504
SITC International Holdings Co., Ltd.	16,000	35,494
ZIM Integrated Shipping Services Ltd.	4,074	85,635

		231,663

Professional Services – 0.5%
Booz Allen Hamilton Holding Corp.	667	70,969
RELX PLC (Amsterdam)	3,349	94,511
Thomson Reuters Corp.	386	45,451
Wolters Kluwer NV	992	109,329

		320,260

Road & Rail – 0.2%
Canadian National Railway Co.	534	68,555
Knight-Swift Transportation Holdings, Inc.	1,019	56,483

		125,038

		1,316,463

Company	Shares	U.S. $ Value

Consumer Discretionary – 1.9%
Auto Components – 0.1%
Aisin Corp.	300	$8,268
Lear Corp.	577	83,226

		91,494

Automobiles – 0.3%
Tesla, Inc.(c)	1,123	218,648

Hotels, Restaurants & Leisure – 0.4%
Booking Holdings, Inc.(c)	55	114,370
Domino’s Pizza, Inc.	88	34,208
Marriott International, Inc./MD - Class A	211	34,889
MGM Resorts International	1,950	71,877
Sodexo SA	164	15,707

		271,051

Household Durables – 0.1%
Persimmon PLC	1,189	18,416
PulteGroup, Inc.	1,058	47,378

		65,794

Internet & Direct Marketing Retail – 0.4%
Amazon.com, Inc.(c)	1,859	179,468
ZOZO, Inc.	2,600	65,641

		245,109

Leisure Products – 0.1%
Bandai Namco Holdings, Inc.	800	53,008

Specialty Retail – 0.5%
AutoZone, Inc.(c)	72	185,688
O’Reilly Automotive, Inc.(c)	41	35,446
Ulta Beauty, Inc.(c)	196	91,109

		312,243

Textiles, Apparel & Luxury Goods – 0.0%
Pandora A/S	220	16,749

		1,274,096

Consumer Staples – 1.7%
Beverages – 0.2%
Coca-Cola Co. (The)	1,256	79,894
Heineken Holding NV	213	16,126
Keurig Dr Pepper, Inc.	625	24,169
Kirin Holdings Co., Ltd.	2,000	31,571

		151,760

Food & Staples Retailing – 0.5%
George Weston Ltd.	51	6,387
Jeronimo Martins SGPS SA	2,201	49,108
Koninklijke Ahold Delhaize NV	4,098	119,424
Kroger Co. (The)	2,405	118,302
Loblaw Cos., Ltd.	385	34,746
Walmart, Inc.	223	33,990

		361,957

Company	Shares	U.S. $ Value

Food Products – 0.5%
Archer-Daniels-Midland Co.	1,399	$136,402
Bunge Ltd.	1,169	122,558
Nestle SA (REG)	365	43,444
Salmar ASA	672	23,688

		326,092

Household Products – 0.2%
Colgate-Palmolive Co.	830	64,308
Procter & Gamble Co. (The)	498	74,282

		138,590

Tobacco – 0.3%
Imperial Brands PLC	4,875	125,390
Philip Morris International, Inc.	357	35,582

		160,972

		1,139,371

Utilities – 1.5%
Electric Utilities – 0.5%
American Electric Power Co., Inc.	565	54,692
Endesa SA	2,982	55,181
Enel SpA	4,450	24,007
NRG Energy, Inc.	2,587	109,818
Xcel Energy, Inc.	675	47,398

		291,096

Gas Utilities – 0.4%
AltaGas Ltd.	5,768	96,780
Naturgy Energy Group SA	2,070	58,201
UGI Corp.	3,265	126,192

		281,173

Independent Power and Renewable Electricity Producers – 0.2%
RWE AG	2,957	130,170

Multi-Utilities – 0.4%
CenterPoint Energy, Inc.	4,207	130,880
E.ON SE	2,268	21,745
Sempra Energy	823	136,774

		289,399

		991,838

Materials – 1.4%
Chemicals – 0.4%
Mitsubishi Chemical Group Corp.	5,887	31,434
OCI NV	2,669	112,990
Sumitomo Chemical Co., Ltd.	31,600	115,208

		259,632

Company		Shares	U.S. $ Value

Containers & Packaging – 0.1%
Packaging Corp. of America		257	$34,924

Metals & Mining – 0.9%
Anglo American PLC		2,181	90,675
BHP Group Ltd.		2,138	66,396
Fortescue Metals Group Ltd.		10,187	135,586
Glencore PLC		4,042	27,583
Nippon Steel Corp.		7,600	121,762
Rio Tinto Ltd.		1,302	97,200
Teck Resources Ltd. - Class B		3,347	124,062

			663,264

			957,820

Real Estate – 1.1%
Equity Real Estate Investment Trusts (REITs) – 1.0%
Extra Space Storage, Inc.		553	88,862
Iron Mountain, Inc.		2,268	123,220
Land Securities Group PLC		5,614	41,888
Link REIT		2,900	19,589
Medical Properties Trust, Inc.		7,965	104,501
Nippon Building Fund, Inc.		7	32,652
Simon Property Group, Inc.		240	28,666
Stockland		42,964	112,173
Vornado Realty Trust		159	4,021
Weyerhaeuser Co.		3,481	113,863

			669,435

Real Estate Management & Development – 0.1%
Nomura Real Estate Holdings, Inc.		3,300	79,934

			749,369

Total Common Stocks (cost $20,551,380)			21,457,407

INVESTMENT COMPANIES – 1.6%
Funds and Investment Trusts – 1.6%(g)
Vanguard Global ex-U.S. Real Estate ETF		13,474	569,950
Vanguard Real Estate ETF		6,080	535,526

Total Investment Companies (cost $1,273,985)1			1,105,476

	Principal Amount (000)

CORPORATES - NON-INVESTMENT GRADE – 0.1%
Industrial – 0.1%
Transportation - Airlines – 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75%, 04/20/2029(a) (cost $100,000)	$	100	93,380

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 3.8%
Investment Companies – 3.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.50%(g) (h) (i) (cost $2,525,294)	2,525,294	$2,525,294

Total Investments – 98.5% (cost $68,843,462)(j)		66,402,633
Other assets less liabilities – 1.5%		1,018,485

Net Assets – 100.0%		$67,421,118

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
10 Yr Mini Japan Government Bond Futures	3	December 2022	$323,246	$460
Euro STOXX 50 Index Futures	3	December 2022	123,779	3,836
S&P 500 E-Mini Futures	5	December 2022	1,020,313	93,504
U.S. T-Note 10 Yr (CBT) Futures	20	March 2023	2,270,000	11,958
Sold Contracts
10 Yr Mini Japan Government Bond Futures	3	December 2022	323,246	(162)

				$109,596

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	KRW	219,650	USD	154	01/30/2023	$(14,898)
Barclays Bank PLC	MYR	3,498	USD	784	12/15/2022	(7,403)
Barclays Bank PLC	USD	195	MYR	890	12/15/2022	5,993
Barclays Bank PLC	USD	564	MYR	2,488	12/15/2022	(1,009)
Barclays Bank PLC	INR	39,426	USD	484	12/21/2022	(545)
Barclays Bank PLC	TWD	2,712	USD	84	12/21/2022	(4,590)
Barclays Bank PLC	USD	341	TWD	10,568	12/21/2022	4,882
Barclays Bank PLC	IDR	1,418,908	USD	91	01/26/2023	551
Barclays Bank PLC	PHP	15,667	USD	266	01/26/2023	(11,184)
Barclays Bank PLC	USD	148	IDR	2,327,607	01/26/2023	446
Barclays Bank PLC	USD	159	KRW	219,650	01/30/2023	9,604
Barclays Bank PLC	USD	79	CNH	570	02/16/2023	1,967
BNP Paribas SA	USD	475	IDR	7,405,372	01/26/2023	(2,083)
Citibank, NA	USD	188	PHP	11,209	01/26/2023	10,668
Deutsche Bank AG	INR	9,133	USD	110	12/21/2022	(2,116)
Deutsche Bank AG	TWD	5,993	USD	192	12/21/2022	(4,439)
Deutsche Bank AG	USD	209	TWD	6,700	12/21/2022	10,722
Deutsche Bank AG	CNH	3,788	USD	529	02/16/2023	(11,573)
Goldman Sachs Bank USA	USD	597	INR	48,559	12/21/2022	92
Goldman Sachs Bank USA	USD	251	PHP	14,829	01/26/2023	11,981
Goldman Sachs Bank USA	CNH	1,261	USD	173	02/16/2023	(6,835)
JPMorgan Chase Bank, NA	TWD	4,907	USD	154	12/21/2022	(6,999)
JPMorgan Chase Bank, NA	USD	182	CNH	1,300	02/16/2023	3,336

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	MYR	1,758	USD	374	12/15/2022	$(23,022)
Morgan Stanley Capital Services, Inc.	USD	418	MYR	1,878	12/15/2022	6,831
Morgan Stanley Capital Services, Inc.	TWD	1,828	USD	57	12/21/2022	(2,408)
Morgan Stanley Capital Services, Inc.	USD	196	CLP	174,962	01/19/2023	(967)
Morgan Stanley Capital Services, Inc.	IDR	8,314,071	USD	531	01/26/2023	(10)
Morgan Stanley Capital Services, Inc.	PHP	10,371	USD	181	01/26/2023	(3,076)
Morgan Stanley Capital Services, Inc.	USD	451	CNH	3,179	02/16/2023	2,423
Standard Chartered Bank	TWD	1,828	USD	57	12/21/2022	(2,380)
State Street Bank & Trust Co.	NOK	1,379	USD	130	12/01/2022	(10,146)
State Street Bank & Trust Co.	USD	133	NOK	1,379	12/01/2022	7,246
State Street Bank & Trust Co.	USD	82	ZAR	1,430	12/15/2022	854
State Street Bank & Trust Co.	USD	249	ZAR	4,306	12/15/2022	(268)
State Street Bank & Trust Co.	ZAR	5,736	USD	316	12/15/2022	(15,792)
State Street Bank & Trust Co.	THB	23,402	USD	635	01/19/2023	(32,209)
State Street Bank & Trust Co.	USD	660	THB	23,402	01/19/2023	7,229
UBS AG	CLP	174,962	USD	194	01/19/2023	(855)

						$(79,982)

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
USD	290	01/15/2025	2.565%	CPI#	Maturity	$25,654	$—	$25,654
USD	145	01/15/2025	2.585%	CPI#	Maturity	12,713	—	12,713
USD	145	01/15/2025	2.613%	CPI#	Maturity	12,555	—	12,555
USD	100	01/15/2026	CPI#	3.766%	Maturity	(2,786)	—	(2,786)
USD	30	01/15/2026	CPI#	3.765%	Maturity	(837)	—	(837)
USD	700	01/15/2027	CPI#	3.320%	Maturity	(29,830)	—	(29,830)
USD	620	01/15/2027	CPI#	3.466%	Maturity	(20,903)	(696)	(20,207)
USD	370	01/15/2027	CPI#	3.323%	Maturity	(15,700)	—	(15,700)
USD	1,170	01/15/2028	0.735%	CPI#	Maturity	248,368	—	248,368
USD	1,080	01/15/2028	1.230%	CPI#	Maturity	191,043	—	191,043
USD	310	01/15/2028	1.230%	CPI#	Maturity	54,836	—	54,836
USD	850	01/15/2029	CPI#	3.390%	Maturity	(18,652)	—	(18,652)
USD	800	01/15/2029	CPI#	3.735%	Maturity	5,285	—	5,285
USD	710	01/15/2029	CPI#	3.331%	Maturity	(18,999)	—	(18,999)
USD	630	01/15/2030	1.585%	CPI#	Maturity	105,012	—	105,012
USD	75	01/15/2030	1.572%	CPI#	Maturity	12,590	—	12,590
USD	75	01/15/2030	1.587%	CPI#	Maturity	12,488	—	12,488
USD	250	01/15/2031	2.782%	CPI#	Maturity	16,238	—	16,238
USD	230	01/15/2031	2.989%	CPI#	Maturity	10,273	—	10,273
USD	220	01/15/2031	2.680%	CPI#	Maturity	16,465	—	16,465
USD	360	01/15/2032	CPI#	3.064%	Maturity	(11,492)	—	(11,492)
USD	80	04/15/2032	CPI#	2.909%	Maturity	(3,600)	—	(3,600)

						$600,721	$(696)	$601,417

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
USD	3,800	01/15/2027	1 Day SOFR	2.982%	Annual	$(96,460)	$—	$(96,460)
USD	1,100	01/15/2030	1 Day SOFR	1.982%	Annual	(98,520)	—	(98,520)
USD	300	04/15/2032	1.284%	1 Day SOFR	Annual	51,425	—	51,425
USD	400	02/15/2041	1 Day SOFR	1.770%	Annual	(84,589)	—	(84,589)

						$(228,144)	$—	$(228,144)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive		Implied Credit Spread at November 30, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	5	$(1,251)	$(495)	$(756)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	47	(10,944)	(5,589)	(5,355)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2	(469)	(187)	(282)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	3	(626)	(310)	(316)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	36	(8,442)	(3,377)	(5,065)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	54	(12,664)	(4,935)	(7,728)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	92	(21,575)	(10,615)	(10,960)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	5	(1,095)	(557)	(538)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	17	(4,064)	(2,067)	(1,997)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive		Implied Credit Spread at November 30, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	46	$(10,787)	$(4,081)	$(6,707)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	99	(23,295)	(13,384)	(9,911)

						$(95,212)	$(45,597)	$(49,615)

*	Termination date

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	195	10/09/2029	1.125%	SIFMA*	Quarterly	$21,874	$—	$21,874

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At November 30, 2022, the aggregate market value of these securities amounted to $5,086,559 or 7.5% of net assets.

(b)	When-Issued or delayed delivery security.
(c)	Non-income producing security.
(d)	Defaulted.
(e)	Defaulted matured security.
(f)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(g)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(h)	Affiliated investments.
(i)	The rate shown represents the 7-day yield as of period end.
(j)

As of November 30, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,999,913 and gross unrealized depreciation of investments was $(5,065,596), resulting in net unrealized depreciation of $(2,065,683).

As of November 30, 2022, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 5.3% and 0.0%, respectively.

Currency Abbreviations:

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

IDR – Indonesian Rupiah

INR – Indian Rupee

KRW – South Korean Won

MYR – Malaysian Ringgit

NOK – Norwegian Krone

PHP – Philippine Peso

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

AGM – Assured Guaranty Municipal

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CPI – Consumer Price Index

ETF – Exchange Traded Fund

ETM – Escrowed to Maturity

REG – Registered Shares

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

AB Tax-Managed All Market Income Portfolio

November 30, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$40,871,076	$—	$40,871,076
Short-Term Municipal Notes	—	350,000	—	350,000
Common Stocks:
Information Technology	4,924,209	280,599	—	5,204,808
Health Care	2,739,896	975,648	—	3,715,544
Financials	1,581,083	1,654,848	—	3,235,931
Energy	840,857	714,643	—	1,555,500
Communication Services	755,915	560,752	—	1,316,667
Industrials	807,043	509,420	—	1,316,463
Consumer Discretionary	1,096,307	177,789	—	1,274,096
Consumer Staples	730,620	408,751	—	1,139,371
Utilities	702,534	289,304	—	991,838
Materials	158,986	798,834	—	957,820
Real Estate	463,133	286,236	—	749,369
Investment Companies	1,105,476	—	—	1,105,476
Corporates - Non-Investment Grade	—	93,380	—	93,380
Short-Term Investments	2,525,294	—	—	2,525,294

Total Investments in Securities	18,431,353	47,971,280	—	66,402,633
Other Financial Instruments(a):
Assets:
Futures	109,758	—	—	109,758
Forward Currency Exchange Contracts	—	84,825	—	84,825
Centrally Cleared Inflation (CPI) Swaps	—	723,520	—	723,520
Centrally Cleared Interest Rate Swaps	—	51,425	—	51,425
Interest Rate Swaps	—	21,874	—	21,874
Liabilities:
Futures	(162)	—	—	(162)
Forward Currency Exchange Contracts	—	(164,807)	—	(164,807)
Centrally Cleared Inflation (CPI) Swaps	—	(122,799)	—	(122,799)
Centrally Cleared Interest Rate Swaps	—	(279,569)	—	(279,569)
Credit Default Swaps	—	(95,212)	—	(95,212)

Total	$18,540,949	$48,190,537	$—	$66,731,486

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended November 30, 2022 is as follows:

Fund	Market Value 08/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$661	$10,176	$8,312	$2,525	$5